Deutsche Asset Management

                                                 Mutual Fund
                                                      Semi-Annual Report
                                                                  April 30, 2001

                                          Class A, B, C and Institutional Shares

Emerging Growth Fund

                                                                A Member of the
                                                             Deutsche Bank Group
                                                                  [logo omitted]

Emerging Growth Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................  3

              EMERGING GROWTH FUND
                 Schedule of Investments ...............................  6
                 Statement of Assets and Liabilities ...................  7
                 Statement of Operations ...............................  8
                 Statements of Changes in Net Assets ...................  9
                 Financial Highlights .................................. 10
                 Notes to Financial Statements ......................... 14

                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

The first few months of the year 2001 were difficult for virtually all investors, but especially for those of us investing in emerging growth companies. The market downturn, which began in March 2000, became the largest decline in growth stocks as measured by the NASDAQ Composite Index.(1) No ordinary decline, this drop of 67.5% exceeded the record decline of 59.9% set during the bear market of 1973-1974. Furthermore, it's been the worst of times for small-cap growth stocks. During this decline in the NASDAQ, the Russell 2000 Growth Index(2) trailed the Russell 2000 Value Index(3) by 66.5 percentage points, representing the widest difference between these two indices and investing styles ever. As a result of the market decline, we believe that the speculative price environment, excessive margin debt, red-hot new issue market and rampant day trading mentality that had built to a crescendo at the top, have all been eliminated. The way has been cleared to form a base from which large gains can potentially be achieved by being invested in rapidly growing companies.

Our work suggests that the stage has been set for an orderly recovery in which we believe our strategy has the potential to produce outstanding relative returns. Factors contributing to this upside potential include:
a) the re-discovery process of small cap companies as their results distinguish them in a slow economy
b) relative valuations appear attractive following years of under-performance
c) investors are beginning to differentiate between a good business and the marginal, less sustainable business models which came public during the 1999-2000 IPO frenzy
d) money which had been moved out of the sector to seemingly defensive investments returning to small companies

As you know, we remain fully invested and do not attempt to `time the market.' As a result, during the first six months of the fiscal year 2001, which ended April 30th, the Fund's Class A Shares were down 21.10% (excluding sales charges) compared to the Russell 2000 Growth Index, which was down 17.34%. However, the entire relative decline took place as the market declined. The low occurred on April 4th leaving the rest of April for the initial recovery. During all of April, your Fund's Class A Shares were up 18.58% (excluding sales charges) vs. the Russell 2000 Growth Index, which was up 12.24%. As we documented in our last shareholder letter, our Fund has tended to outperform on the upside once the market has turned, following a period of under-performance during a bear market. While past performance is no guarantee of future results, historically, the magnitude of the recovery has outweighed that of the decline, the result of which has been positive long-term relative performance.

Our positive long-term relative performance has been driven by strong aggregate earnings growth from the Fund's portfolio of companies. We are optimistic about the future based on the strong earnings outlook for these companies once a new bull market emerges. Most companies in the portfolio have grown, despite a slowing economy, particularly in the Technology and Telecommunications sectors. Moreover, numerous additions to the portfolio during the bear market look particularly attractive. Examples are Synplicity, CoStar Group, Alpha Industries, Powerwave Technologies, Interwoven, I-Many, Webex Communications, Digital Insight, Tripath Technology and others. We are confident that earnings for the companies included in the portfolio are likely to grow in excess of 35% going forward.

The combined positive outlook for our companies in a cloudy economy and what we see as the bottoming of the market cycle of epic proportions cause us to be very optimistic about future performance.



[/S/ SIGNATURE]
Frederick L. Meserve, Jr.
Portfolio Manager EMERGING GROWTH FUND
April 30, 2001

--------------------------------------------------------------------------------
(1)The NASDAQ Composite Index is an unmanaged market value-weighted index that measures all domestic and non-US-based securities.
(2)The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted values.
(3)The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FUND PERFORMANCE(1)


EMERGING GROWTH FUND--CLASS A, RUSSELL 2000 GROWTH INDEX,
S&P 500 INDEX, RUSSELL 2000 INDEX AND LIPPER MULTI CAP GROWTH FUNDS AVERAGE GROWTH OF A $10,000 INVESTMENT (SINCE JUNE 15, 1988)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
                                                                Lipper Multi Cap
         Emerging Growth   Russell 2000   S&P 500   Russell 2000  Growth Funds
           Fund-Class A    Growth Index   Index        Index        Average
06/15/88     $10000         $10000       $10000       $10000        $10000
07/31/88       9721           9814         9962         9905          9752
08/31/88       9442           9457         9624         9653          9426
09/30/88       9721           9725        10034         9909          9817
10/31/88       9486           9563        10313         9799          9750
11/30/88       9364           9191        10166         9474          9512
12/31/88      10192           9640        10343         9846          9850
01/31/89      11199          10052        11100        10286         10467
02/28/89      11567          10076        10823        10361         10384
03/31/89      11628          10356        11076        10605         10633
04/30/89      12487          10872        11650        11068         11268
05/31/89      13029          11393        12122        11545         11790
06/30/89      12522          11026        12053        11281         11527
07/31/89      12959          11543        13141        11716         12386
08/31/89      13730          11874        13398        12002         12822
09/30/89      13677          12011        13343        12040         12929
10/31/89      13056          11354        13033        11328         12432
11/30/89      12819          11454        13299        11404         12616
12/31/89      13474          11584        13618        11447         12750
01/31/90      11635          10389        12705        10447         11734
02/28/90      11985          10782        12868        10771         12081
03/31/90      12395          11277        13209        11190         12575
04/30/90      11975          10942        12881        10825         12313
05/31/90      13544          11917        14136        11591         13623
06/30/90      13554          11988        14042        11615         13652
07/31/90      12585          11444        13997        11104         13261
08/31/90      10666           9787        12731         9625         11845
09/30/90       9556           8860        12111         8773         10945
10/31/90       8926           8363        12059         8238         10678
11/30/90      10226           9132        12838         8866         11578
12/31/90      10636           9567        13197         9218         12055
01/31/91      11095          10466        13771        10051         13025
02/28/91      12295          11668        14755        11172         14070
03/31/91      13095          12490        15112        11958         14735
04/30/91      12885          12342        15149        11928         14613
05/31/91      13684          12938        15801        12497         15389
06/30/91      12555          12057        15078        11769         14555
07/31/91      13524          12604        15780        12182         15504
08/31/91      14494          13160        16154        12632         16169
09/30/91      14534          13358        15885        12731         16139
10/31/91      15224          13927        16097        13068         16571
11/30/91      14074          13201        15449        12464         15937
12/31/91      15913          14465        17216        13462         18046
01/31/92      16383          15601        16896        14552         18283
02/29/92      16693          15767        17115        14977         18506
03/31/92      15274          14861        16783        14470         17690
04/30/92      14414          13998        17277        13963         17145
05/31/92      14204          13966        17361        14149         17212
06/30/92      13245          13076        17103        13480         16504
07/31/92      13714          13486        17802        13949         17154
08/31/92      13274          12967        17437        13555         16703
09/30/92      13384          13329        17643        13868         17070
10/31/92      13524          13877        17705        14308         17660
11/30/92      14484          15172        18309        15403         18845
12/31/92      14452          15589        18534        15940         19299
01/31/93      14379          15782        18689        16479         19552
02/28/93      13762          14925        18944        16099         18787
03/31/93      14296          15309        19343        16621         19478
04/30/93      13501          14823        18875        16165         18800
05/31/93      14306          15712        19379        16880         19934
06/30/93      13971          15750        19435        16986         20028
07/31/93      13668          15907        19358        17220         20005
08/31/93      14337          16668        20091        17964         20990
09/30/93      14682          17219        19937        18471         21518
10/31/93      14651          17717        20349        18946         21707
11/30/93      13752          17000        20156        18323         21089
12/31/93      14340          17671        20400        18949         21865
01/31/94      14635          18142        21094        19543         22477
02/28/94      15083          18062        20522        19473         22287
03/31/94      14258          16952        19627        18445         20995
04/30/94      13822          16978        19878        18554         20978
05/31/94      13610          16598        20204        18346         20700
06/30/94      12632          15889        19709        17723         19654
07/31/94      13115          16115        20356        18014         20077
08/31/94      14258          17298        21190        19018         21372
09/30/94      14576          17370        20671        18954         21239
10/31/94      15201          17555        21136        18879         21622
11/30/94      14611          16845        20367        18117         20783
12/31/94      15062          17242        20668        18604         21084
01/31/95      15275          16890        21204        18369         21013
02/28/95      16268          17671        22031        19133         21861
03/31/95      16575          18187        22681        19463         22578
04/30/95      16138          18461        23347        19895         22850
05/31/95      16386          18702        24281        20237         23364
06/30/95      18159          19991        24845        21287         24866
07/31/95      19046          21549        25669        22513         26593
08/31/95      19838          21815        25734        22979         26915
09/30/95      20949          22265        26820        23390         27742
10/31/95      20205          21169        26723        22344         27236
11/30/95      20599          22104        27896        23282         28207
12/31/95      20686          22594        28435        23897         28416
01/31/96      20174          22407        29401        23871         28692
02/29/96      21971          23428        29675        24615         29603
03/31/96      22046          23891        29960        25116         29979
04/30/96      24541          25726        30400        26459         31644
05/31/96      25652          27045        31184        27502         32630
06/30/96      24728          25288        31303        26372         31591
07/31/96      21684          22200        29919        24069         28945
08/31/96      23431          23844        30551        25466         30439
09/30/96      25140          25072        32271        26462         32511
10/31/96      23880          23990        33161        26054         32059
11/30/96      24654          24657        35668        27127         33585
12/31/96      24452          25138        34962        27838         33137
01/31/97      26243          25766        37147        28395         34797
02/28/97      24166          24210        37437        27706         33425
03/31/97      22063          22502        35898        26399         31306
04/30/97      22141          22241        38041        26473         31979
05/31/97      26281          25584        40358        29418         34953
06/30/97      27657          26452        42170        30679         36204
07/31/97      28319          27807        45523        32106         39293
08/31/97      29500          28642        42973        32841         38573
09/30/97      32005          30927        45328        35244         40982
10/31/97      30071          29070        43814        33696         39024
11/30/97      29877          28377        45843        33478         39101
12/31/97      29522          28393        46631        34064         39499
01/31/98      29222          28014        47149        33526         39240
02/28/98      32167          30487        50549        36005         42726
03/31/98      34553          31766        53137        37490         44827
04/30/98      33844          31961        53673        37697         45116
05/31/98      30054          29639        52750        35667         42984
06/30/98      30681          29941        54892        35742         44991
07/31/98      27231          27441        54304        32849         43323
08/31/98      21108          21107        46463        26470         35016
09/30/98      23604          23247        49427        28542         37931
10/31/98      26017          24459        53451        29706         39797
11/30/98      27640          26357        56695        31262         42782
12/31/98      31472          28742        59961        33196         47754
01/31/99      30067          30034        62467        33638         50374
02/28/99      27135          27287        60524        30913         47222
03/31/99      27367          28259        62945        31396         50066
04/30/99      28458          30754        65381        34209         51261
05/31/99      28785          30803        63838        34709         50566
06/30/99      30735          32426        67381        36278         54305
07/31/99      29249          31423        65279        35283         53086
08/31/99      28949          30248        64959        33977         52871
09/30/99      30872          30831        63179        33984         52991
10/31/99      33217          31621        67178        34122         56995
11/30/99      37021          34964        68556        36159         62340
12/31/99      46973          41127        72580        40252         73589
01/31/00      42309          40744        68936        39606         71986
02/29/00      61398          50223        67633        46146         87165
03/31/00      50516          44944        74248        43104         85147
04/30/00      45418          40406        72013        40510         77029
05/31/00      42085          36868        70537        38149         71397
06/30/00      46469          41631        72279        41475         79845
07/31/00      43276          38063        71152        40140         77091
8/31/00       47673          42067        75570        43203         86670
9/30/00       42996          39977        71580        41933         83079
10/31/00      44284          36732        71279        40061         77090
11/30/00      37141          30063        65663        35949         63396
12/31/00      38792          31902        65984        39036         65856
1/31/01       40563          34484        68327        41069         67537
2/28/01       33854          29757        62095        38374         57362
3/31/01       29468          27052        58158        36497         51175
4/30/01       34942          30364        62677        39352         57211


                                                        CUMULATIVE TOTAL RETURNS                     AVERAGE ANNUAL TOTAL RETURNS
  Periods Ended         6 Months    1 Year 3 Years  5 Years  10 Years      Since      1 Year  3 Years 5 Years 10 Years      Since
  April 30, 2001                                                    Inception(2)                                     Inception(2)
------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund
  Class A Shares        (21.10)%  (23.07)%   3.24%   42.38%   171.19%    249.42%    (23.07)%    1.07%   7.32%   10.49%     10.21%
  Class B Shares        (21.40)%  (23.63)%   0.85%      --        --      40.11%    (23.63)%    0.28%     --       --       7.19%
  Class C Shares        (21.40)%      --       --       --        --     (19.71)%       --        --      --       --         --
  Institutional Shares  (21.00)%  (22.88)%   4.02%   44.08%       --      72.30%    (22.88)%    1.32%   7.58%      --      10.41%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth
   Index(3)             (17.34)%  (24.85)%  (5.00)%  18.03%   146.03%    203.64%(7) (24.85)%   (1.69)%  3.37%    9.42%      9.04%(7)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(4)        (12.07)%  (12.97)%  16.76%  106.10%   313.57%    266.36%(7) (12.97)%    5.30%  15.56%   15.25%     15.83%(7)
--------------------------------------------------------------------------------
Russell 2000 Index(5)    (1.77)%   (2.86)%   4.39%   48.73%   229.91%    249.56%(7)  (2.86)%    1.44%   8.26%   12.68%     13.10%(7)
--------------------------------------------------------------------------------
Lipper Multi Cap
  Growth Funds
  Average(6)            (26.94)%  (27.18)%  28.12%   80.17%   293.55%    472.11%(7) (27.18)%    8.03%  11.93%   14.34%     14.19%(7)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct expense structure.
(2)Inception dates: Class A Shares June 15, 1988, Class B Shares, June 20,1996, Class C Shares July 31, 2000, Institutional Shares November 2, 1995.
(3)Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted values. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(4)The S&P 500 Index is unmanaged and measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. During the six months ended April 30, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
(5)Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(6)Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
(7)Since Inception benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning June 30, 1988.

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                                        4

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B Shares and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0% after six years. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not.

These figures include the reinvestment of dividend and capital gain distributions.

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURNS(1)
   Periods Ended                   1 Year    5 Years   10 Years         Since
   April 30, 2001                                                Inception(2)
--------------------------------------------------------------------------------
 Class A Shares                  (27.30)%      6.12%      9.87%         9.72%
--------------------------------------------------------------------------------
 Class B Shares                  (27.44)%        --         --          6.87%
--------------------------------------------------------------------------------
 Class C Shares                      --          --         --        (20.51)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
(2)Inception dates: Class A June 15, 1988, Class B June 20, 1996 and Class C July 31, 2000.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

  Shares Security                           Value
  ------ --------                           -----

         COMMON STOCK (97.58%)
         BASIC MATERIALS (7.45%)
 242,828 ATMI, Inc.(1) .............. $ 6,393,661
  37,350 Symyx Technologies(1) ......   1,042,065
  54,919 Trex Company, Inc.(1) ......   1,551,462
                                      -----------
                                        8,987,188
                                      -----------
         BUSINESS SERVICES (9.86%)
  87,658 Costar Group, Inc.(1) ......   2,038,048
 164,017 Documentum, Inc.(1) ........   2,455,334
  82,400 I2 Technologies, Inc.(1) ...   1,434,584
 146,109 MemberWorks, Inc.(1) .......   3,600,126
 179,856 QRS Corporation(1) .........   1,591,726
 308,641 Sitel Corp.(1) .............     774,689
                                      -----------
                                       11,894,507
                                      -----------
         CAPITAL GOODS (2.99%)
  85,969 Astropower, Inc.(1) ........   3,600,382
                                      -----------
         CONSUMER CYCLICALS (11.89%)
 174,833 Apollo Group, Inc.--
           Class A(1) ...............   5,437,306
  53,766 Bright Horizons Family
           Solutions(1) .............   1,336,085
  69,839 I-Many, Inc.(1) ............     944,223
 234,221 Sunrise Assisted
           Living, Inc.(1) ..........   5,272,315
  54,204 Tweeter Home Entertainment
           Group, Inc.(1) ...........   1,355,642
                                      -----------
                                       14,345,571
                                      -----------
         CONSUMER STAPLES (5.68%)
  30,327 Krispy Kreme Doughnuts,
           Inc.(1) ..................   1,232,489
 165,925 O'Charleys, Inc.(1) ........   3,268,723
 121,580 Starbucks Corp.(1) .........   2,352,573
                                      -----------
                                        6,853,785
                                      -----------
         HEALTH CARE (12.10%)
 275,332 ArthroCare Corp.(1) ........   5,170,735
  19,303 Emisphere Technologies,
           Inc.(1) ..................     333,942
  30,906 Epix Medical, Inc.(1) ......     273,209
  24,948 Guilford Pharmaceuticals,
           Inc.(1) ..................     499,209
  85,279 Incyte Genomics, Inc.(1) ...   1,375,124
   6,450 Neose Technologies, Inc.(1)      175,892
  35,469 Sonosite, Inc.(1) ..........     502,241
 700,277 US Oncology, Inc.(1) .......   6,267,479
                                      -----------
                                       14,597,831
                                      -----------
         MEDIA/TELECOMMUNICATIONS (10.35%)
 143,713 Getty Images, Inc.(1) ......   3,618,693
 105,983 Powerwave Technologies,
           Inc.(1) ..................   1,925,711
 185,370 Tekelec, Inc.(1) ...........   5,783,544
  96,969 Webex Communications(1) ....   1,159,749
                                      -----------
                                       12,487,697
                                      -----------

  Shares/
Principal
   Amount  Security                           Value
---------  --------------------               -----

TECHNOLOGY (30.20%)
  110,503  Alpha Industries, Inc.(1)    $ 2,715,059
  207,951  BroadVision, Inc.(1) .....     1,328,807
   25,537  Digimarc Corp.(1) ........       504,356
  102,036  Digital Insight Corp.(1) .     1,240,758
  215,557  Eclipsys Corp.(1) ........     4,352,096
   37,800  Interwoven, Inc.(1) ......       553,392
  115,704  Keynote Systems, Inc.(1) .     1,346,795
   79,747  Novadigm, Inc.(1) ........       765,571
  208,015  RSA Security, Inc.(1) ....     6,656,464
  262,254  Sipex Corp.(1) ...........     3,157,538
   91,254  Synopsys, Inc.(1) ........     5,240,717
  119,575  Synplicity, Inc.(1) ......     1,896,460
  166,509  Tripath Technology, Inc.(1)    1,282,119
  191,670  Wind River Systems(1) ....     5,389,760
                                        -----------
                                         36,429,892
                                        -----------
TRANSPORTATION (7.06%)
  178,507  Atlantic Coast Airlines,
             Inc.(1) ................     4,319,869
  120,825  Forward Air Corp.(1) .....     4,192,628
                                        -----------
 ....................................     8,512,497
                                        -----------
TOTAL COMMON STOCK
   (Cost $76,681,592) ...............   117,709,350
                                        -----------

REPURCHASE AGREEMENT (1.26%)
$1,524,000   Goldman Sachs & Co., Dated
               04/30/01, 4.450%, principal
               and interest in the amount
               of $1,524,188, due
               05/01/01, collateralized by
               US Treasury Bond, par value
               of $1,408,000, coupon rate
               6.625 %, due 02/15/27,
               market value of
               $1,554,723 ...........    1,524,000
                                      ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,524,000) ................    1,524,000
                                      ------------
TOTAL INVESTMENTS
   (Cost $78,205,592) .....   98.84%  $119,233,350

OTHER ASSETS IN EXCESS
   OF LIABILITIES .........    1.16      1,394,693
                             ------   ------------
NET ASSETS ................  100.00%  $120,628,043
                             ======   ============

-------------------
(1) Non-income producing security.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                                                  APRIL 30, 2001
--------------------------------------------------------------------------------
ASSETS
  Investments, at value (cost $78,205,592) ...................... $119,233,350
  Cash ..........................................................          217
  Receivable for capital shares sold ............................      773,269
  Receivable for securities sold ................................    1,309,257
  Dividends and interest receivable .............................          188
  Prepaid expenses and other ....................................       46,059
                                                                  ------------
  Total assets ..................................................  121,362,340
                                                                  ------------
LIABILITIES
  Payable for capital shares redeemed ...........................      145,310
  Payable for securities purchased ..............................      388,097
  Accounting fees payable .......................................        4,608
  Advisory fees payable .........................................       75,013
  Custody fees payable ..........................................       15,637
  Distribution fees payable .....................................       14,561
  Transfer agent fees payable ...................................       14,545
  Accrued expenses and other ....................................       76,526
                                                                  ------------
  Total liabilities .............................................      734,297
                                                                  ------------
NET ASSETS ...................................................... $120,628,043
                                                                  ============
COMPOSITION OF NET ASSETS
  Paid-in capital ............................................... $ 87,987,335
  Accumulated net investment loss ...............................     (807,542)
  Accumulated net realized loss from investment transactions ....   (7,579,508)
  Net unrealized appreciation on investments ....................   41,027,758
                                                                  ------------
NET ASSETS ...................................................... $120,628,043
                                                                  ============
NET ASSET VALUE PER SHARE:
  Class A Shares(1) ............................................. $      21.51
                                                                  ============
  Class B Shares(2) ............................................. $      20.52
                                                                  ============
  Class C Shares(3) ............................................. $      20.52
                                                                  ============
  Institutional Shares(4) ....................................... $      21.80
                                                                  ============
  BIAT Shares(5) ................................................ $      21.81
                                                                  ============

--------------------------------------------------------------------------------
(1) Net asset value and redemption price per share (based on net assets of $62,089,914 and 2,885,937 shares outstanding). Maximum offering price per share was $22.76 ($21.51 / 0.945). Maximum offering price per share reflects the effect of the 5.50% Front-end sales charge.
(2) Net asset value and offering price per share (based on net assets of $4,371,375 and 213,003 shares outstanding). Redemption value is $19.49 Following a 5.00% maximum contingent deferred sales charge.
(3) Net asset value and offering price per share (based on net assets of $105,444 and 5,138 shares outstanding). Redemption value is $20.30 following a 1.00% maximum contingent deferred charge.
(4) Net asset value per share (based on net assets of $1,560,013 and 71,575 shares outstanding).
(5) Net asset value per share (based on net assets of $52,501,297 and 2,407,569 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   For the
                                                              Six Months Ended
                                                               April 30, 2001
                                                             ----------------
INVESTMENT INCOME
  Interest ..................................................... $     80,595
                                                                 ------------
EXPENSES
  Investment advisory fees .....................................      570,636
  Distribution fees:
    Class A Shares .............................................       85,547
    Class B Shares .............................................       25,885
    Class C Shares .............................................          485
  Professional fees ............................................       54,076
  Transfer agent fees ..........................................       49,901
  Accounting fees ..............................................       29,899
  Shareholder reporting fees ...................................       23,211
  Registration fees ............................................       22,397
  Custody fees .................................................       10,549
  Directors' fees ..............................................          959
  Miscellaneous ................................................        3,338
                                                                 ------------
    Total expenses .............................................      876,883
                                                                 ------------
EXPENSES IN EXCESS OF INCOME ...................................     (796,288)
                                                                 ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss from investment transactions ...............   (5,958,243)
  Net change in unrealized appreciation/depreciation
     on investments ............................................  (29,910,191)
                                                                 ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................  (35,868,434)
                                                                 ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..................... $(36,664,722)
                                                                 ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the            For the
                                                                       Six Months            Year
                                                                          Ended              Ended
                                                                    April 30, 2001(1)  October 31, 2000
                                                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
  Expenses in excess of income ..................................... $   (796,288)       $ (1,935,391)
  Net realized gain (loss) from investment transactions ............   (5,958,243)         24,275,644
  Net change in unrealized appreciation/
    depreciation of investments ....................................  (29,910,191)         25,111,745
                                                                     ------------        ------------
Net increase (decrease) in net assets from operations ..............  (36,664,722)         47,451,998
                                                                     ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income and short-term gains:
    Class A Shares .................................................           --          (1,000,134)
    Class B Shares .................................................           --             (56,275)
    Institutional Shares ...........................................           --            (111,186)
    BIAT Shares ....................................................           --            (934,598)
  Net realized long-term gains:
    Class A Shares .................................................  (10,557,715)         (1,111,273)
    Class B Shares .................................................     (784,372)            (62,528)
    Class C Shares .................................................      (13,342)                 --
    Institutional Shares ...........................................     (291,469)           (123,540)
    BIAT Shares ....................................................   (9,368,502)         (1,038,442)
                                                                     ------------        ------------
Total distributions ................................................  (21,015,400)         (4,437,976)
                                                                     ------------        ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .....................................   26,208,100          27,137,624
  Dividend reinvestments ...........................................   19,873,068           4,247,011
  Cost of shares redeemed ..........................................  (39,558,861)        (49,110,205)
                                                                     ------------        ------------
  Net increase (decrease) in net assets
    from capital share transactions ................................    6,522,307         (17,725,570)
                                                                     ------------        ------------
Total increase (decrease) in net assets ............................  (51,157,815)         25,288,452

NET ASSETS
  Beginning of period ..............................................  171,785,858         146,497,406
                                                                     ------------        ------------
  End of period (including accumulated net investment loss
    of $(807,542) and $(11,254), respectively) ..................... $120,628,043        $171,785,858
                                                                     ============        ============

--------------------------------------------------------------------------------
(1) Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                                FOR THE SIX
                                              MONTHS ENDED
                                                 APRIL 30,                          FOR THE YEARS ENDED OCTOBER 31,
                                                  2001 (1)         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............  $31.62       $24.36     $19.08     $23.17     $19.14     $17.09
                                                    ------       ------     ------     ------     ------     ------
INCOME FROMINVESTMENT OPERATIONS
   Expenses in excess of income ..................   (0.15)       (0.39)     (0.28)     (0.22)2    (0.18)     (0.15)
   Net realized and unrealized gain (loss)
     on investments ..............................   (5.98)        8.41       5.56      (2.82)      4.95       3.10
                                                    ------       ------     ------     ------     ------     ------
Total from investment operations .................   (6.13)        8.02       5.28      (3.04)      4.77       2.95
                                                    ------       ------     ------     ------     ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains .................      --        (0.36)        --      (0.21)     (0.21)     (0.30)
   Net realized long-term gains ..................   (3.98)       (0.40)        --      (0.84)     (0.53)     (0.60)
                                                    ------       ------     ------     ------     ------     ------
Total distributions ..............................   (3.98)       (0.76)        --      (1.05)     (0.74)     (0.90)
                                                    ------       ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD ...................  $21.51       $31.62     $24.36     $19.08     $23.17     $19.14
                                                    ======       ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN3 .........................  (21.10)%      33.32%     27.67%    (13.48)%    25.93%     18.19%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .............................. $62,090      $84,322    $70,236    $65,247    $71,123    $45,325
   Ratios to average net assets:
     Expenses in excess of income ................   (1.28)%4     (1.14)%    (1.19)%    (1.03)%    (0.97)%    (0.83)%
     Expenses ....................................    1.39%4       1.32%      1.40%      1.41%      1.44%      1.50%
   Portfolio turnover rate .......................      14%          36%        38%        23%        42%        24%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Calculated based on average shares.
(3) Total return excludes the effect of sales charges.
(4) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                    FOR THE                                            FOR THE PERIOD
                                                SIX MONTHS                                           JUNE 20, 1996 2
                                                     ENDED                                                  THROUGH
                                                 APRIL 30,               FOR THE YEARS ENDED OCTOBER 31,   OCT. 31,
                                                  2001 (1)         2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............  $30.46       $23.67     $18.69     $22.88     $19.10     $19.22
                                                    ------       ------     ------     ------     ------     ------
INCOME FROMINVESTMENT OPERATIONS
   Expenses in excess of income ..................   (0.25)       (0.45)     (0.55)     (0.37)(3)  (0.18)     (0.12)
   Net realized and unrealized gain (loss)
     on investments ..............................   (5.71)        8.00       5.53      (2.77)      4.70         --
                                                    ------       ------     ------     ------     ------     ------
Total from investment operations .................   (5.96)        7.55       4.98      (3.14)      4.52      (0.12)
                                                    ------       ------     ------     ------     ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains .................      --        (0.36)        --      (0.21)     (0.21)        --
   Net realized long-term gains ..................   (3.98)       (0.40)        --      (0.84)     (0.53)        --
                                                    ------       ------     ------     ------     ------     ------
Total distributions ..............................   (3.98)       (0.76)        --      (1.05)     (0.74)        --
                                                    ------       ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD ...................  $20.52       $30.46     $23.67     $18.69     $22.88     $19.10
                                                    ======       ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN4 .........................  (21.40)%      32.32%     26.65%    (14.11)%    24.69%     (0.62)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..............................  $4,371       $8,136     $3,662     $5,155     $5,719       $772
   Ratios to average net assets:
     Expenses in excess of income ................   (2.03)%(5)   (1.89)%    (1.94)%    (1.77)%    (1.73)%    (1.67)%(5)
     Expenses ....................................    2.14%(5)     2.07%      2.15%      2.16%      2.19%      2.25%(5)
   Portfolio turnover rate .......................      14%          36%        38%        23%        42%        24%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Calculation based on average shares.
(4) Total return excludes the effect of sales charge.
(5) Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS C SHARES                                             FOR THE PERIOD
                                         FOR THE SIX     JULY 31, 2000 (2)
                                        MONTHS ENDED               THROUGH
                                  APRIL 30, 2001 (1)      OCTOBER 31, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD.......   $30.47                $29.83
                                              ------                ------
INCOME FROMINVESTMENT OPERATIONS
   Expenses in excess of income ...........    (0.19)                (0.14)
   Net realized and unrealized gain
     (loss) on investments ................    (5.78)                 0.78
                                              ------                ------
Total from investment operations ..........    (5.97)                 0.64
                                              ------                ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains ...........    (3.98)                   --
                                              ------                ------
Total distributions .......................    (3.98)                   --
                                              ------                ------
NET ASSET VALUE, END OF PERIOD ............   $20.52                $30.47
                                              ======                ======
TOTAL INVESTMENT RETURN(3) ................   (21.40)%                2.15%(4)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .......................     $105                  $102
   Ratios to average net assets:
     Expenses in excess of income .........    (2.03)%(5)            (1.89)%(5)
     Expenses .............................     2.14%(5)              2.07%(5)
   Portfolio turnover rate ................       14%                   36%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charges.
(4) Performance since inception.
(5) Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL SHARES                           FOR THE                                            FOR THE PERIOD
                                             SIX MONTHS                                          NOV. 2, 1995 (2)
                                                  ENDED                                                   THROUGH
                                              APRIL 30,               FOR THE YEARS ENDED OCTOBER 31,    OCT. 31,
                                               2001 (1)         2000       1999       1998       1997        1996
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........  $31.94       $24.54     $19.17     $23.25     $19.15     $17.45
                                                 ------       ------     ------     ------     ------     ------
INCOME FROMINVESTMENT OPERATIONS
   Expenses in excess of income ...............   (0.13)       (0.73)     (0.21)     (0.17)(3)  (0.26)     (0.12)
   Net realized and unrealized gain (loss)
     on investments ...........................   (6.03)        8.89       5.58      (2.86)      5.10       2.72
                                                 ------       ------     ------     ------     ------     ------
Total from investment operations ..............   (6.16)        8.16       5.37      (3.03)      4.84       2.60
                                                 ------       ------     ------     ------     ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ..............      --        (0.36)        --      (0.21)     (0.21)     (0.30)
   Net realized long-term gains ...............   (3.98)       (0.40)        --      (0.84)     (0.53)     (0.60)
                                                 ------       ------     ------     ------     ------     ------
Total distributions ...........................   (3.98)       (0.76)        --      (1.05)     (0.74)     (0.90)
                                                 ------       ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD ................  $21.80       $31.94     $24.54     $19.17     $23.25     $19.15
                                                 ======       ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN .......................  (21.00)%      33.65%     28.01%    (13.39)%    26.36%     16.48%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...........................  $1,560       $2,358     $7,578     $6,243    $13,068     $19,751
   Ratios to average net assets:
     Expenses in excess of income .............   (1.03)%(4)   (0.88)%    (0.94)%    (0.76)%    (0.74)%     (0.61)%(4)
     Expenses .................................    1.14%(4)     1.07%      1.15%      1.16%      1.19%       1.25%(4)
   Portfolio turnover rate ....................      14%          36%        38%        23%        42%         24%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Calculation based on average shares.
(4) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Emerging Growth Fund, Inc. (the `Fund'), which was organized as a Maryland Corporation on July 2, 1987, began operations June 15, 1988. The Fund is registered under the Investment Company Act of 1940, as amended (the `1940 Act') as a diversified, open-end management investment company. The Fund seeks long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. Prior to April 9, 2001, the Fund was known as the Flag Investors Emerging Growth Fund, Inc.

The Fund consists of five share classes: Deutsche Asset Management Class A Shares, (`Class AShares') which began operations June 15, 1988; Deutsche Asset Management Class B Shares, (`Class BShares') which began operations June 20, 1996; Deutsche Asset Management Class C Shares, (`Class CShares') which began operations July 31, 2000; Deutsche Asset Management Institutional Shares, (`InstitutionalShares') which began operations November 2, 1995; and Brown Investment Advisory & Trust (BIAT) Shares (formerly, Alex. Brown Capital Advisory & Trust Shares), which began operations May 9, 1997.

The Class A, Class B and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and Class C Shares have a contingent deferred sales charge. In addition, the Class A Shares have a different distribution fee than the Class B and Class CShares. The Institutional Shares and BIAT Shares have neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
The Fund values a portfolio security that is primarily traded on a national exchange, or the NASDAQ National Market, by using the last sales price reported for the day. If there are no sales or the security is not listed on an exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available or may be unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At April 30, 2001 there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost, which approximates fair market value.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are accounted for on a trade date basis.Dividend income is recorded on the ex-dividend date.Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments.Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

In November 2000, a revised AICPAAudit andAccounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. management expects that there will be no impact to the Fund as a result of the adoption of these principles to the Fund's financial statements.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income.Dividends and distributions payable to shareholders are recorded by theFund on the ex-dividend date.Distributions of net realized short-term and long-term capital gains, if any, earned by theFund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest,

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders.Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. (`ICCC'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor and as of May 7, 2001, Brown Advisory Incorporated (`Brown Advisory') is the Fund's sub-advisor. Prior to May 7, 2001, Brown Advisory's affiliate, Brown Investment Advisory & Trust (`Brown Trust'), was the Fund's sub-advisor. As compensation for its advisory services, the Fund pays ICCC an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its sub-advisory services, ICCC pays Brown Advisory an annual fee equal to 0.55% of the Fund's average daily net assets. Brown Advisory provides the same services that Brown Trust provided to the Fund and is entitled to receive the same rate of compensation.

ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. (`ICCD'), a non-affiliated entity, provides distribution services to the Fund for which ICCD is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly. This fee is paid at the following annual rates; 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. Class B and Class C Shares are also subject to a 0.25% shareholder servicing fee. No distribution fees are charged to the Institutional Shares or BIAT Shares.

Bankers Trust Company, an affiliate of ICCC, provides custody services to the Fund for which the Fund pays Bankers Trust an annual fee.

The Fund participates along with other former Flag Investors Funds in a retirement plan (the Plan) for eligible Directors. On February 12, 2001, the Board of Directors of theFund, as well as each Fund participating in the Plan, voted to amend the Plan.The amendments provide that no further benefits would accrue to any current or future Directors and include a one-time payment of benefits accrued under the Plan to Directors as calculated based on certain actuarial assumptions. At each Director's election, this one-time payment could be transferred into the Director's Deferred Compensation Plan or be paid to them in a lump sum cash distribution. Two retired directors will continue to receive benefits under the provisions of the Plan. The actuarially computed pension expense allocated to theFund for the year ended April 30, 2001 was $682 and the accrued liability was $10,087.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (8 million Class A Shares, 1 million Class B Shares, 15 million Class C Shares, 5 million Institutional Shares, 5 million BIAT Shares and 1 million undesignated). Transactions in capital shares were as follows:

                                                      Class A Shares
                    ------------------------------------------------
                    For the Six Months Ended      For the Year Ended
                           April 30, 2001(1)        October 31, 2000
                    ------------------------  ----------------------
                        Shares        Amount    Shares        Amount
                    ----------   -----------  --------  ------------
Sold                 1,005,063  $ 22,857,624   426,108  $ 15,695,330
Reinvested             384,954     9,581,515    70,927     1,990,933
Redeemed            (1,170,998)  (25,885,045) (713,733)  (23,051,067)
                    ----------  ------------  --------  ------------
Net increase
  (decrease)           219,019  $  6,554,094  (216,698) $ (5,364,804)
                    ==========  ============  ========  ============

                                                      Class B Shares
                    ------------------------------------------------
                    For the Six Months Ended      For the Year Ended
                           April 30, 2001(1)        October 31, 2000
                    ------------------------  ----------------------
                        Shares        Amount    Shares        Amount
                    ----------   -----------  --------  ------------
Sold                    29,377   $   675,735   281,564  $  9,329,207
Reinvested              29,229       695,954     3,893       106,032
Redeemed              (112,670)   (2,713,924) (173,094)   (5,764,560)
                      --------   -----------  --------  ------------
Net increase
  (decrease)           (54,084)  $(1,342,235)  112,363  $  3,670,679
                      ========   ===========  ========  ============

                                                      Class C Shares
                    ------------------------------------------------
                                                      For the Period
                                                      July 31, 20002
                     For the Six Months Ended                through
                            April 30, 2001(1)       October 31, 2000
                    ------------------------  ----------------------
                        Shares        Amount    Shares        Amount
                    ----------   -----------  --------  ------------
Sold                     1,226       $28,544     3,352     $ 100,000
Reinvested                 560        13,342        --            --
Redeemed                    --            --        --            --
                         -----       -------     -----     ---------
Net increase             1,786       $41,886     3,352     $ 100,000
                         =====       =======     =====     =========

                                                Institutional Shares
                    ------------------------------------------------
                    For the Six Months Ended      For the Year Ended
                           April 30, 2001(1)        October 31, 2000
                    ------------------------  ----------------------
                        Shares        Amount    Shares        Amount
                    ----------   -----------  --------  ------------
Sold                        --          $ --    13,569   $   555,831
Reinvested              10,386       261,633     7,771       219,845
Redeemed               (12,643)    $(244,270) (256,358)   (8,389,236)
                       -------     ---------  --------   -----------
Net increase
  (decrease)            (2,257)    $  17,363  (235,018)  $(7,613,560)
                       =======     =========  ========   ===========

                                                         BIAT Shares
                    ------------------------------------------------
                    For the Six Months Ended      For the Year Ended
                           April 30, 2001(1)        October 31, 2000
                    ------------------------  ----------------------
                        Shares        Amount    Shares        Amount
                    ----------   -----------  --------  ------------
Sold                   116,514  $  2,646,197    44,374  $  1,457,256
Reinvested             369,719     9,320,624    68,181     1,930,201
Redeemed              (484,117)  (10,715,622) (354,868)  (11,905,342)
                      --------  ------------  --------  ------------
Net increase
  (decrease)             2,116  $  1,251,199  (242,313) $ (8,517,885)
                      ========  ============  ========  ============

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Inception date.

NOTE 4--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended April 30, 2001, were $19,720,075 and $35,527,356, respectively.

For federal income tax purposes, the tax basis of investments held at April 30, 2001 was $78,205,592. The aggregate gross unrealized appreciation for all investments at April 30, 2001, was $48,081,670, and the aggregate gross unrealized depreciation for all investments was $7,053,912.

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2001 there was one shareholder who individually held greater than 10% of the outstanding shares of the Emerging Growth Fund. This shareholder held 41% of the total shares outstanding of the Fund.

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                                       16

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 6--RISKS OF INVESTING IN SMALL AND EMERGING GROWTH COMPANIES
There are risks to investors inherent in the characteristics of emerging growth companies. The Fund may invest in companies that have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

NOTE 7--SUBSEQUENT EVENT
On May 7, 2001, Deutsche Asset Management formally changed the name of its `Flag Investors' family of mutual funds to `Deutsche Asset Management.' As a result, this change will affect the name of the Fund and will result in modifications to the presentation of the periodic reports for certain of the Fund's classes of shares.

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                                       17

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


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                            DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                            PO BOX 219210
                            KANSAS CITY, MO 64121-9210
or call toll-free:          1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Emerging Growth Fund
Class A Shares                                             CUSIP #29089S101
Class B Shares                                             CUSIP #29089S309
Class C Shares                                             CUSIP #290895408
Institutional Shares                                       CUSIP #29089S200
                                                           EGSA (6/01)
Distributed by:
ICC Distributors, Inc.